CONVERTIBLE BRIDGE NOTES (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 06, 2013	Jan. 09, 2013	Sep. 30, 2013	Aug. 07, 2013	Dec. 31, 2012	Feb. 28, 2014	Jan. 31, 2014
CONVERTIBLE BRIDGE NOTES (Details) [Line Items]
Class of Warrant or Rights, Granted	2,447,830		2,396,732	2,717,258
Debt Conversion, Original Debt, Amount	$ 0	$ 0	$ 0	$ 600,000
Series C Preferred Stock [Member] | Bridge Loan [Member]
CONVERTIBLE BRIDGE NOTES (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					600
Class of Warrant or Rights, Granted					287,082
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.09
Warrants, Term of Warrants					5 years
Series C Preferred Stock [Member]
CONVERTIBLE BRIDGE NOTES (Details) [Line Items]
Class of Warrant or Rights, Granted			984,674	1,516,386		1,330,627	622,414
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50	$ 2.61		$ 2.61				$ 1.50	$ 2.61
Warrants, Term of Warrants				5 years		5 years
Related Party [Member] | Bridge Loan [Member]
CONVERTIBLE BRIDGE NOTES (Details) [Line Items]
Debt Instrument, Face Amount									225,000
Bridge Loan [Member]
CONVERTIBLE BRIDGE NOTES (Details) [Line Items]
Debt Instrument, Face Amount									600,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Debt Instrument, Convertible, Terms of Conversion Feature									The Convertible Bridge Notes and any accrued and unpaid interest automatically converts at the earlier of (i) (A) a completion of a transaction whereby the Company merges or consolidates with another company that has its common stock approved for quotation on any domestic national stock exchange and (B) the new entity thereafter issues and sells shares for no less than $3.0 million aggregate gross proceeds or (ii) a qualified IPO. The Convertible Bridge Notes shall convert into the new securities issued at 95% of the purchase price of the Conversion Securities offered to investors.
Debt Instrument, Description									In connection with the issuance of the Senior Convertible Promissory Notes, the Company issued the right to purchase at any time, on or after the Public Financing Closing Date,(as defined above) hereof until the fifth anniversary of the Public Financing Closing date, the number of fully paid and nonassessable shares (the “Warrant Shares”) of the Company’s common stock equal to the quotient of (a) the Warrant Coverage Amount (as defined below), divided by (b) the applicable Conversion Price of the Notes, at the per share exercise price (the “Exercise Price”), which shall initially be, as of the Public Financing Closing Date, equal to the Initial Exercise Price (as defined below), subject to further adjustments, as defined.Initial Exercise Price” means one hundred twenty-five percent (125%) of the Conversion Price.Warrant Coverage Amount” shall be the amount obtained by multiplying (x) the Warrant Coverage Percentage by (y) the principal amount outstanding (and not including any accrued and unpaid interest) of the Note, in connection with which this Warrant is concurrently issued.“Warrant Coverage Percentage” shall be equal to fifty percent (50%) as defined in the Bridge Loan Agreement.
Debt Conversion, Converted Instrument, Shares Issued								8,941
Debt Conversion, Original Debt, Amount								$ 18,677